Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Oct. 31, 2017
Registrant Name	dei_EntityRegistrantName	FEDERATED INCOME SECURITIES TRUST
Central Index Key	dei_EntityCentralIndexKey	0000789281
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Dec. 27, 2017
Document Effective Date	dei_DocumentEffectiveDate	Dec. 28, 2017
Prospectus Date	rr_ProspectusDate	Dec. 31, 2017